Document and Entity Information	0 Months Ended
Sep. 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 17, 2013
Registrant Name	MORGAN STANLEY FOCUS GROWTH FUND
Central Index Key	0000314366
Amendment Flag	false
Document Creation Date	Sep. 17, 2013
Document Effective Date	Sep. 17, 2013
Prospectus Date	Apr. 30, 2013
Morgan Stanley Focus Growth Fund | A
Risk/Return:
Trading Symbol	AMOAX
Morgan Stanley Focus Growth Fund | B
Risk/Return:
Trading Symbol	AMOBX
Morgan Stanley Focus Growth Fund | L
Risk/Return:
Trading Symbol	AMOCX
Morgan Stanley Focus Growth Fund | I
Risk/Return:
Trading Symbol	AMODX